Net Earnings (Loss) Per Share - Summary of potentially dilutive securities excluded from computation of diluted net loss per share (Details) - shares	3 Months Ended		12 Months Ended
	Apr. 03, 2022	Mar. 31, 2021	Jan. 02, 2022	Dec. 31, 2020
Stock options outstanding [Member]
Subsidiary Sale Of Stock [Line Items]
Anti-dilutive securities	5,536,905	730,176	5,753,005	1,428,980
Restricted stock units outstanding [Member]
Subsidiary Sale Of Stock [Line Items]
Anti-dilutive securities	917,079	0	535,449	0
Private Placement Warrants [Member]
Subsidiary Sale Of Stock [Line Items]
Anti-dilutive securities			6,000,000	0
Public Warrants [Member]
Subsidiary Sale Of Stock [Line Items]
Anti-dilutive securities			4,322,106	0
Employee stock purchase plan estimated shares [Member]
Subsidiary Sale Of Stock [Line Items]
Anti-dilutive securities	78,198	0	47,379	0